Debt - Cash Convertible Notes Call Spread Overlay (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Cash received upon the exercise of call options			$ 36,762	$ 0	$ 0
Cash paid for the intrinsic value of the embedded cash conversion option			$ 36,762	$ 0	$ 0
Call Options | Cash convertible notes | 0.500% Senior Unsecured Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Cash received upon the exercise of call options		$ 36,800
Cash paid for the intrinsic value of the embedded cash conversion option	$ 36,800